Commitments (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment
Capital commitments
Capital commitments	£ 3,794,000	£ 4,054,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0